Convertible debentures, Devvio Tranche (Q1) (Details)					3 Months Ended		12 Months Ended
	Nov. 01, 2024 USD ($)	Oct. 28, 2024 USD ($)	Oct. 18, 2024 USD ($)	Aug. 19, 2024 USD ($)	Oct. 31, 2024 USD ($) $ / shares shares	Oct. 31, 2023 USD ($)	Jul. 31, 2024 USD ($) shares	Jul. 31, 2023 USD ($)	Oct. 31, 2024 $ / shares	Aug. 01, 2024 USD ($)	Jan. 12, 2024 USD ($) $ / shares	Jan. 12, 2024 $ / shares	Nov. 04, 2022 USD ($)
Convertible Debt [Abstract]
Proceeds from convertible debt	$ 12,000	$ 7,650	$ 6,500	$ 41,500	$ 55,650	$ 0	$ 883,516	$ 0
Derivative liability					$ 2,321,350		$ 919,250	$ 0		$ 1,382,096			$ 1,836,666
Devvio Inc. [Member] | Convertible Debt [Member]
Convertible Debt [Abstract]
Principal amount											$ 100,000
Interest rate											5.30%
Ownership percentage					100.00%		100.00%
Share purchase warrant (in shares) | shares					0.5		0.5
Conversion price (in dollars per share) | (per share)					$ 7.65				$ 1.03		$ 7.65	$ 1.03
Number of repayable day					10 days		10 days
Period of transaction expected date to complete					270 days		270 days
Period of volume weighted average trading price					30 days		30 days
Percentage of premium to volume weighted average price					20.00%		20.00%
Conversion expiry term					2 years		2 years
Derivative liability							$ 45,000				$ 45,000
Devvio Inc. [Member] | Convertible Debt [Member] | Common Stock [Member]
Convertible Debt [Abstract]
Number of shares issued upon conversion of convertible units (in shares) | shares					1		1